Employees Benefits (Post-Employment) - Summary of Actuarial Assumptions (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Petros 2 Pension Plan [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Nominal discount rate (including inflation)	7.30%	9.22%
Nominal expected salary growth (including inflation)	6.40%
Mortality table	AT-2000 female, smoothed in a 10%	AT-2000 female, smoothed in a 10%
Disability table	American group<br/>reduced by 40%	American group<br/>reduced by 40%
Mortality table for disabled participants	IAPB 1957 strong	IAPB 1957 strong
Age of retirement	1st eligibility	1st eligibility
Petros 2 Pension Plan [member] | As of 2020 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Nominal expected salary growth (including inflation)		7.28%
Expected changes in medical and hospital costs		6.84%
AMS Medical Plan [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Nominal discount rate (including inflation)	7.19%	9.16%
Mortality table	EX-PETROS 2013 (bidecremental)	EX-PETROS 2013 (bidecremental)
Disability table	American group	American group
Mortality table for disabled participants	AT-49	AT-49
Age of retirement	Male, 56 years /<br/>Female, 55 years	Male, 56 years /<br/>Female, 55 years
Nominal discount rate (real rate + inflation)description	according to<br/>security plan	according to security plan
AMS Medical Plan [member] | Bottom of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Expected changes in medical and hospital costs	10.46%	12.03%
AMS Medical Plan [member] | Top of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Expected changes in medical and hospital costs	3.50%	4.00%
Petros renegotiated pension plan [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Nominal discount rate (including inflation)		9.11%
Mortality table		EX-PETROS 2013 (bidecremental)
Disability table		American group
Mortality table for disabled participants		AT-49
Age of retirement		Male, 56 years /<br/>Female, 55 years
Petros renegotiated pension plan [member] | For 2019 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Nominal expected salary growth (including inflation)		5.55%
Petros renegotiated pension plan [member] | As of 2020 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Expected changes in medical and hospital costs		5.33%
Petros nonrenegotiated pension plan [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Nominal discount rate (including inflation)		9.08%
Mortality table		EX-PETROS 2017 (bidecremental)
Disability table		American group
Mortality table for disabled participants		AT-49
Age of retirement		Male, 58 years /<br/>Female, 56 years
Petros nonrenegotiated pension plan [member] | As of 2020 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Nominal expected salary growth (including inflation)		5.40%
Expected changes in medical and hospital costs		5.24%
PPSP-R Pre-70 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Nominal discount rate (including inflation)	6.82%
Nominal expected salary growth (including inflation)	4.61%
Mortality table	EX-PETROS 2016 (bidecremental )
Mortality table for disabled participants	MI 2006, by gender,<br/>smoothed in a 20%
Age of retirement	Male, 56 years /<br/>Female, 55 years
PPSP-R Post-70 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Nominal discount rate (including inflation)	7.13%
Nominal expected salary growth (including inflation)	4.61%
Mortality table	EX-PETROS 2013 (bidecremental)
Disability table	American group
Mortality table for disabled participants	AT-49
Age of retirement	Male, 56 years /<br/>Female, 55 years
PSP-NR Pre-70 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Nominal discount rate (including inflation)	6.81%
Nominal expected salary growth (including inflation)	4.34%
Mortality table	EX-PETROS 2020 (bidecremental)
Mortality table for disabled participants	MI 2006, by gender,<br/>smoothed in a 20%
Age of retirement	Male, 58 years /<br/>Female, 56 years
PSP-NR Post-70 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Nominal discount rate (including inflation)	7.10%
Nominal expected salary growth (including inflation)	4.34%
Mortality table	EX-PETROS 2020 (bidecremental)
Disability table	American group
Mortality table for disabled participants	AT-49
Age of retirement	Male, 58 years /<br/>Female, 56 years